Quarterly Report
March 31, 2021
Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Quarterly Report
March 31, 2021

Page
Schedule of Investments	1
Notes to Schedule of Investments	7

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Municipal Bonds and Notes - 98.6%
Alabama - 0.1%
City of Montgomery GO,
5.00% 12/01/30	$550,000	$732,883
The Health Care Authority of the City of Huntsville Revenue (AGM Insured)
3.00% 06/01/50 (a)	1,000,000	1,048,168
		1,781,051
Alaska - 0.2%
Alaska Housing Finance Corp. Revenue
5.00% 12/01/27 (b)	2,115,000	2,233,129
Arizona - 1.4%
5.00% 07/01/31 (c)	500,000	674,723
City of Phoenix Civic Improvement Corp. Revenue (NPFG Insured)
5.50% 07/01/23 - 07/01/24 (a)	7,260,000	8,275,337
Maricopa County Industrial Development Authority Revenue
4.00% 01/01/41	3,000,000	3,389,509
The University of Arizona Revenue
5.00% 06/01/46	5,000,000	5,899,317
		18,238,886
Arkansas - 0.3%
University of Arkansas Revenue
5.00% 11/01/46 - 11/01/47	3,580,000	4,309,896
California - 11.3%
California Educational Facilities Authority Revenue
5.00% 05/01/49	1,380,000	2,111,533
6.13% 10/01/36 (b)	1,500,000	1,543,372
California Health Facilities Financing Authority Revenue
5.00% 11/15/39 - 11/15/49	6,315,000	7,432,320
California Infrastructure & Economic Development Bank Revenue
5.00% 11/01/29	1,000,000	1,298,159
California State Public Works Board Revenue
5.00% 10/01/28	1,500,000	1,535,465
5.13% 10/01/31	2,000,000	2,048,508
5.25% 09/01/29	10,160,000	11,329,014
California State University Revenue
4.00% 11/01/45	5,900,000	6,622,497
5.00% 06/01/43	10,000,000	12,372,127
City of Los Angeles Department of Airports Revenue
5.00% 05/15/36 - 05/15/46	2,205,000	2,790,635
5.00% 10/01/37	1,000,000	1,265,368
Fresno Unified School District GO,
4.00% 08/01/47 (b)	5,000,000	5,616,395
Los Angeles Department of Water Revenue
5.00% 07/01/36	1,000,000	1,313,784
5.00% 07/01/48	5,500,000	6,789,709
Metropolitan Water District of Southern California Revenue
5.00% 07/01/38	5,000,000	6,561,459
Modesto Irrigation District Revenue
5.00% 10/01/32	2,000,000	2,779,856
Mount San Antonio Community College District GO,
4.00% 08/01/49	3,000,000	3,470,551
5.00% 03/01/30 (c)	500,000	643,256
Palmdale Elementary School District GO,
5.25% 08/01/42	1,495,000	1,878,541
5.00% 12/01/32	500,000	698,266
5.00% 05/15/39	1,750,000	2,115,605
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
5.00% 05/01/49	10,000,000	12,221,531
	Principal Amount	Fair Value
State of California GO,
4.00% 04/01/49	$700,000	$806,014
5.00% 02/01/31 - 08/01/46	21,720,000	24,066,846
5.25% 04/01/35	2,750,000	2,884,686
State of California Department of Water Resources Revenue
5.00% 12/01/21 (d)	5,000	5,160
5.00% 12/01/21	1,280,000	1,321,264
5.00% 12/01/29 (b)	8,120,000	9,509,657
5.00% 05/01/21 (d)	5,300,000	5,318,904
University of California Revenue
5.00% 05/15/38 - 05/15/48	9,000,000	10,510,675
		148,861,157
Colorado - 2.1%
5.00% 12/01/27	2,000,000	2,490,054
Colorado Health Facilities Authority Revenue
4.00% 08/01/49	5,100,000	5,631,532
5.00% 06/01/47 (b)	1,750,000	2,179,878
Metro Wastewater Reclamation District Revenue
5.00% 04/01/27 (b)	1,730,000	1,813,765
4.25% 11/01/36	3,405,000	4,490,998
5.00% 11/01/29	7,925,000	10,423,171
		27,029,398
Connecticut - 3.8%
4.00% 04/15/38	1,500,000	1,740,951
Connecticut State Health & Educational Facilities Authority Revenue
1.10% 07/01/48	1,000,000	1,015,399
5.00% 07/01/46	6,500,000	7,480,773
South Central Connecticut Regional Water Authority Revenue
5.00% 08/01/27 - 08/01/28 (b)	2,195,000	2,440,060
State of Connecticut GO,
4.00% 08/01/33	1,000,000	1,109,320
5.00% 05/01/37	7,000,000	8,443,200
5.00% 10/01/27 - 10/01/36	23,325,000	26,312,854
Town of Fairfield GO,
5.00% 08/01/21	1,000,000	1,015,748
University of Connecticut Revenue
5.00% 02/15/36	500,000	635,466
		50,193,771
Delaware - 1.0%
Delaware Transportation Authority Revenue
5.00% 06/01/45	6,680,000	7,678,783
University of Delaware Revenue
5.00% 11/01/37 - 11/01/38	4,085,000	5,168,971
		12,847,754
District of Columbia - 3.9%
District of Columbia Revnue
4.00% 03/01/37	1,000,000	1,192,873
District of Columbia GO,
4.00% 10/15/39 - 10/15/44	9,485,000	11,095,812
5.00% 06/01/38	3,000,000	3,387,328
District of Columbia Revenue
5.00% 05/01/32	750,000	990,839
5.00% 04/01/42 (b)	6,250,000	7,794,842
District of Columbia Water & Sewer Authority Revenue
5.00% 10/01/27 - 10/01/39	3,000,000	3,829,727
Metropolitan Washington Airports Authority Revenue
5.00% 10/01/29 - 10/01/32	5,130,000	6,593,249
5.00% 10/01/44	5,000,000	5,936,175

See accompanying notes to schedule of investments.

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Washington Metropolitan Area Transit Authority Revenue
5.00% 07/01/34 - 07/01/43	$8,375,000	$10,090,762
		50,911,607
Florida - 2.0%
5.00% 10/01/40	1,000,000	1,276,576
City of Fort Myers FL Utility System Revenue (AGM Insured)
5.00% 10/01/28 (a)	1,750,000	2,241,782
County of Hillsborough FL Wastewater Impact Fee Revenue
5.00% 05/01/31 (c)	1,000,000	1,325,552
County of Miami-Dade GO,
5.00% 07/01/36	2,205,000	2,870,213
5.00% 10/01/43	5,000,000	6,194,011
Greater Orlando Aviation Authority Revenue
5.00% 10/01/54	1,450,000	1,753,562
Hillsborough County Aviation Authority Revenue
5.00% 10/01/43	2,500,000	3,020,530
Martin County Health Facilities Authority Revenue
4.00% 01/01/46	5,000,000	5,680,029
State of Florida Department of Transportation Revenue
3.00% 07/01/34	1,500,000	1,699,115
		26,061,370
Georgia - 5.2%
City of Atlanta GA Airport Passenger Facility Charge Revenue
5.00% 01/01/32 - 01/01/34	8,500,000	9,484,285
5.00% 11/01/41	5,000,000	6,162,247
5.25% 11/01/30 (b)	5,690,000	6,429,987
City of Atlanta GA Water & Wastewater Revenue (AGM Insured)
5.75% 11/01/27 - 11/01/30 (a)	9,500,000	12,947,124
Development Authority of Gwinnett County Revenue
5.00% 07/01/37 - 07/01/40	9,325,000	10,994,572
Forsyth County School District GO,
5.00% 02/01/35	1,500,000	1,954,259
5.00% 06/01/32	1,000,000	1,316,337
Municipal Electric Authority of Georgia Revenue
5.00% 01/01/35	5,500,000	6,254,290
State of Georgia GO,
4.00% 08/01/35 - 07/01/36	11,000,000	13,087,479
		68,630,580
Hawaii - 0.6%
State of Hawaii GO,
5.00% 01/01/36	4,850,000	6,090,605
5.00% 07/01/48	1,730,000	2,045,960
		8,136,565
Illinois - 3.8%
Chicago O'Hare International Airport Revenue
5.00% 01/01/46 - 01/01/48	7,000,000	8,314,775
5.25% 01/01/42	8,000,000	9,587,470
Illinois Finance Authority Revenue
5.00% 07/01/35	2,000,000	2,643,797
5.00% 07/01/37	3,000,000	3,854,275
Metropolitan Pier & Exposition Authority Revenue (NPFG Insured)
5.65% 06/15/22 (a)(d)	785,000	834,935
5.65% 06/15/22 (a)	3,520,000	3,677,617
Southwestern Illinois Development Authority Revenue (NPFG Insured)
5.00% 10/01/21 (a)(d)	195,000	199,630
5.00% 10/01/21 (a)	3,805,000	3,890,019
State of Illinois GO,
4.00% 09/01/27	170,000	170,252
5.00% 03/01/26 - 03/01/31	14,750,000	16,582,168
	Principal Amount	Fair Value
5.13% 05/01/22	$500,000	$523,849
		50,278,787
Indiana - 0.6%
Indianapolis Local Public Improvement Bond Bank Revenue
4.00% 02/01/44	6,500,000	7,552,165
Iowa - 0.4%
Iowa Finance Authority Revenue
5.00% 08/01/37	4,000,000	5,229,402
Kentucky - 1.8%
Kentucky State Property & Building Commission Revenue
5.00% 02/01/33 - 04/01/37	11,705,000	13,988,149
Louisville and Jefferson County Metropolitan Sewer District Revenue
5.00% 05/15/30	10,000,000	10,293,185
		24,281,334
Maine - 0.2%
Maine Health & Higher Educational Facilities Authority Revenue
5.25% 07/01/21	525,000	526,890
Maine Turnpike Authority Revenue
5.00% 07/01/42	1,000,000	1,052,832
State of Maine GO,
5.00% 06/01/30	1,000,000	1,334,217
		2,913,939
Maryland - 3.7%
City of Baltimore Revenue
5.00% 07/01/35 - 07/01/46	14,415,000	16,971,880
5.00% 07/01/38 (b)	9,375,000	10,586,948
County of Prince George's GO,
5.00% 09/15/24 - 09/15/25 (b)	8,790,000	8,981,731
Maryland Health & Higher Educational Facilities Authority Revenue
5.00% 08/15/41 (b)	1,250,000	1,271,691
Maryland State Transportation Authority Revenue
5.00% 06/01/28	2,000,000	2,507,269
5.00% 07/01/31 (c)	250,000	338,969
State of Maryland Department of Transportation Revenue
5.00% 10/01/34 - 10/01/35	6,145,000	8,159,150
		48,817,638
Massachusetts - 3.5%
Commonwealth of Massachusetts GO,
4.00% 05/01/44	3,045,000	3,498,258
5.00% 09/01/32 - 03/01/46	8,000,000	9,086,896
5.25% 09/01/43 - 01/01/44	17,825,000	22,425,105
Massachusetts Development Finance Agency Revenue
4.00% 06/01/49	1,000,000	1,111,860
Massachusetts Port Authority Revenue
5.00% 07/01/31 - 07/01/35	1,000,000	1,328,619
Massachusetts Water Resources Authority Revenue
5.00% 08/01/32	4,140,000	4,564,919
5.00% 08/01/41 (b)	3,000,000	3,047,442
Town of Shrewsbury GO,
3.00% 01/15/32	1,000,000	1,145,130
5.00% 11/01/30	250,000	336,079
		46,544,308
Michigan - 1.2%
Michigan Finance Authority Revenue
5.00% 12/01/47 (b)	4,000,000	4,319,259
5.00% 11/15/48	3,500,000	4,296,463

See accompanying notes to schedule of investments.

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
State of Michigan Revenue
5.00% 03/15/27	$4,415,000	$5,515,563
University of Michigan Revenue
5.00% 04/01/46	1,000,000	1,171,758
		15,303,043
Minnesota - 1.0%
City of Rochester Revenue
4.00% 11/15/48	5,330,000	6,056,860
City of St Cloud Revenue
5.00% 05/01/48	2,000,000	2,418,929
University of Minnesota Revenue
5.00% 09/01/39	4,350,000	5,291,724
		13,767,513
Mississippi - 0.1%
State of Mississippi GO,
5.00% 06/01/32	700,000	921,436
Missouri - 1.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
5.00% 10/01/44 (b)	8,010,000	8,592,542
4.00% 01/01/40	1,725,000	1,901,155
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00% 07/01/28 (c)	500,000	603,320
4.00% 11/15/48	2,200,000	2,447,430
Metropolitan St Louis Sewer District Revenue
5.00% 05/01/45 (b)	480,000	565,897
5.00% 05/01/45 - 05/01/46	2,520,000	2,947,890
		17,058,234
Nebraska - 0.1%
Omaha School District GO,
3.00% 12/15/32	1,000,000	1,152,576
New Jersey - 6.8%
New Jersey Economic Development Authority Revenue
5.00% 11/01/29 - 06/15/43	12,750,000	15,008,752
5.25% 06/15/40 (b)	220,000	263,726
New Jersey Educational Facilities Authority Revenue
5.50% 09/01/30 - 09/01/33	14,700,000	17,559,173
New Jersey Health Care Facilities Financing Authority Revenue (AGM Insured)
4.13% 07/01/38 (a)	6,215,000	6,723,910
5.00% 12/15/32	2,500,000	3,068,402
New Jersey Transportation Trust Fund Authority Revenue
5.00% 12/15/34 - 06/15/45	7,250,000	8,625,086
5.25% 06/15/36	7,350,000	7,409,808
New Jersey Turnpike Authority Revenue
4.00% 01/01/48	5,000,000	5,635,469
5.00% 01/01/33 - 01/01/45	15,400,000	17,777,248
5.00% 01/01/38 (b)	4,000,000	4,242,088
5.00% 06/01/27	2,500,000	3,087,579
		89,401,241
New York - 11.4%
City of New York GO,
5.00% 08/01/26 - 04/01/43	7,500,000	9,080,852
Hudson Yards Infrastructure Corp. Revenue
4.00% 02/15/44	5,830,000	6,435,824
5.00% 02/15/39 - 02/15/45	11,000,000	12,885,810
Metropolitan Transportation Authority Revenue
4.00% 11/15/48	1,000,000	1,112,603
5.00% 11/15/29 - 11/15/37	7,960,000	8,816,335
5.25% 11/15/55	1,000,000	1,216,436
	Principal Amount	Fair Value
Metropolitan Transportation Authority Revenue (AGM Insured)
4.00% 11/15/49 (a)	$5,000,000	$5,585,875
5.00% 07/15/36	6,000,000	7,436,104
4.00% 11/01/42	5,000,000	5,700,546
5.00% 11/01/21 - 02/01/43	23,005,000	26,221,265
5.00% 11/01/29 (c)	1,500,000	1,952,629
New York City Trust for Cultural Resources Revenue
4.00% 12/01/35	500,000	590,083
New York City Water & Sewer System Revenue
5.00% 06/15/49	6,460,000	7,773,032
4.00% 06/15/42	2,500,000	2,957,506
New York Liberty Development Corp. Revenue
5.00% 11/15/44	5,000,000	5,133,127
New York State Dormitory Authority Revenue
4.00% 08/01/38 - 07/01/41	6,655,000	7,605,470
5.00% 03/15/45 - 07/01/46	16,500,000	19,935,668
New York State Urban Development Corp. Revenue
4.00% 03/15/42	1,200,000	1,379,591
5.00% 03/15/35	2,960,000	3,808,501
5.00% 07/15/33	500,000	649,894
Port Authority of New York & New Jersey Revenue
5.00% 11/15/47 - 09/01/48	6,500,000	7,858,602
5.00% 08/01/29	3,030,000	3,928,105
The Trust for Cultural Resources of The City of New York Revenue
5.00% 12/01/31	1,800,000	2,346,969
		150,410,827
North Carolina - 1.0%
5.00% 07/01/34	750,000	990,155
County of Wake Revenue
4.00% 03/01/34	2,000,000	2,478,044
North Carolina Capital Facilities Finance Agency Revenue
4.00% 10/01/44	2,000,000	2,230,377
State of North Carolina Revenue
5.00% 05/01/31	2,000,000	2,643,513
The University of North Carolina at Charlotte Revenue
5.00% 10/01/47	3,545,000	4,260,453
		12,602,542
Ohio - 6.4%
City of Columbus GO,
5.00% 07/01/26 - 08/15/30 (b)	18,055,000	20,019,310
5.00% 04/01/35	1,300,000	1,720,883
5.00% 11/15/33	3,410,000	4,509,996
County of Franklin Revenue
5.00% 12/01/47	1,125,000	1,348,000
Northeast Ohio Regional Sewer District Revenue
3.00% 11/15/34	1,385,000	1,559,280
4.00% 11/15/36 - 11/15/43	9,270,000	10,751,723
5.00% 11/15/38 (b)	12,000,000	13,207,435
Ohio Turnpike & Infrastructure Commission Revenue
5.25% 02/15/39	18,250,000	19,786,973
Ohio Water Development Authority Revenue
5.00% 12/01/38	4,960,000	6,381,234
University of Cincinnati Revenue
5.00% 06/01/45	3,500,000	4,202,221
		83,487,055
Oklahoma - 0.6%
3.00% 03/01/30 (c)	2,000,000	2,265,532
Oklahoma Capitol Improvement Authority Revenue
5.00% 07/01/28 - 07/01/29	5,000,000	5,699,395
		7,964,927

See accompanying notes to schedule of investments.

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Oregon - 1.0%
4.00% 08/01/45	$1,000,000	$1,108,989
3.00% 03/01/38	1,715,000	1,902,721
4.00% 03/01/33	1,910,000	2,343,812
5.00% 07/01/29	1,890,000	2,399,169
5.00% 11/15/37	4,000,000	5,239,297
		12,993,988
Pennsylvania - 4.6%
Allegheny County Hospital Development Authority Revenue
4.00% 07/15/39	1,500,000	1,743,324
Avon Grove School District Chester County GO,
4.00% 11/15/35	500,000	595,870
City of Philadelphia GO,
5.00% 02/01/24 - 08/01/36	8,605,000	10,317,100
5.00% 10/01/43 - 10/01/47	16,950,000	20,718,550
City of Pittsburgh GO,
5.00% 09/01/32	250,000	323,325
Delaware River Joint Toll Bridge Commission Revenue
5.00% 07/01/26	1,000,000	1,221,183
Delaware River Port Authority Revenue
5.00% 01/01/29 - 01/01/40	9,600,000	11,328,669
Erie City Water Authority Revenue (BAM Insured)
5.00% 12/01/33 (a)	1,110,000	1,433,290
General Authority of Southcentral Pennsylvania Revenue
4.00% 06/01/49	3,015,000	3,390,170
Montgomery County Higher Education and Health Authority Revenue
4.00% 09/01/49	3,000,000	3,336,767
Pennsylvania Economic Development Financing Authority Revenue
4.00% 11/15/42	5,000,000	5,647,767
Pennsylvania Higher Educational Facilities Authority Revenue
5.00% 08/15/34 (c)	215,000	285,053
Pennsylvania Turnpike Commission Revenue
5.00% 05/06/21 (c)	475,000	614,294
		60,955,362
Rhode Island - 0.6%
Rhode Island Health and Educational Building Corp. Revenue
5.00% 09/01/43	5,000,000	5,511,141
5.00% 10/01/28	2,200,000	2,630,837
		8,141,978
South Carolina - 2.1%
5.00% 02/01/49 (b)	4,000,000	5,214,915
Piedmont Municipal Power Agency Revenue
5.00% 01/01/25	2,315,000	2,385,410
Piedmont Municipal Power Agency Revenue (AGC Insured)
5.75% 01/01/34 (a)	5,500,000	5,564,655
South Carolina Public Service Authority Revenue
5.00% 12/01/37 - 12/01/38	12,000,000	14,224,311
		27,389,291
Tennessee - 1.1%
City of Memphis GO,
4.00% 06/01/46	5,000,000	5,590,455
5.00% 10/01/36 - 10/01/37	2,000,000	2,611,646
City of Murfreesboro GO,
3.00% 06/01/35	1,000,000	1,113,862
Memphis-Shelby County Airport Authority Revenue
5.00% 07/01/31 (c)	375,000	487,993
Metropolitan Government of Nashville & Davidson County GO,
3.00% 01/01/34	2,000,000	2,259,733
	Principal Amount	Fair Value
5.00% 07/01/54	$1,550,000	$1,871,882
		13,935,571
Texas - 9.1%
Arlington Independent School District GO,
4.00% 02/15/35	1,000,000	1,222,576
Board of Regents of the University of Texas System Revenue
5.00% 08/15/26	10,000,000	12,289,058
Channelview Independent School District GO,
4.00% 08/15/31	1,000,000	1,235,694
5.00% 11/15/46	3,000,000	3,546,888
5.00% 11/15/33 - 11/15/42	17,345,000	19,190,195
5.00% 10/01/31 - 10/01/46	7,965,000	9,869,796
City of Houston GO,
5.00% 03/01/31	3,460,000	4,443,199
5.00% 05/15/28 - 11/15/37	6,160,000	7,169,847
3.00% 08/01/35	1,000,000	1,116,328
County of Harris GO,
5.00% 10/01/30	1,000,000	1,325,867
Dallas Fort Worth International Airport Revenue
5.25% 11/01/29	5,000,000	5,606,563
Dallas Independent School District GO,
4.00% 02/15/32	2,000,000	2,453,585
5.00% 02/15/34	885,000	1,124,812
4.00% 11/01/35	1,445,000	1,728,940
Forney Independent School District GO,
3.00% 02/15/32	1,000,000	1,141,492
Frisco Independent School District GO,
4.00% 02/15/35	1,000,000	1,223,538
Lower Colorado River Authority Revenue
5.00% 05/15/32 - 05/15/44	2,450,000	2,948,171
3.00% 09/01/34	3,000,000	3,363,133
North Texas Tollway Authority Revenue
5.00% 01/01/26 - 01/01/48	8,000,000	9,606,779
5.00% 09/01/31 (b)	3,500,000	3,568,936
San Antonio Water System Revenue
5.00% 05/15/34	1,005,000	1,304,638
5.00% 08/15/28	1,000,000	1,287,560
Texas A&M University Revenue
4.00% 05/15/32 (c)	1,890,000	2,370,297
Texas Transportation Commission State Highway Fund Revenue
5.00% 04/01/23	10,750,000	11,775,975
Texas Water Development Board Revenue
3.00% 10/15/33 - 10/15/36	4,500,000	5,063,798
The Harris County Toll Road Authority Revenue
4.00% 08/15/37	2,000,000	2,413,279
5.00% 08/15/32	1,000,000	1,324,906
		119,715,850
Utah - 0.9%
4.00% 02/01/45	725,000	844,956
5.00% 05/15/50	2,000,000	2,497,471
The University of Utah Revenue
5.00% 08/01/33	500,000	660,622
Utah Transit Authority Revenue
5.00% 06/15/42 (b)	7,500,000	7,937,642
		11,940,691
Vermont - 0.1%
University of Vermont and State Agricultural College Revenue
5.00% 10/01/37	920,000	1,311,218
Virginia - 1.8%
County of Fairfax GO,
4.00% 10/01/35	6,645,000	7,841,692

See accompanying notes to schedule of investments.

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
University of Virginia Revenue
5.00% 04/01/47	$6,000,000	$7,222,777
Virginia Resources Authority Revenue
4.00% 11/01/41	5,585,000	6,275,083
5.00% 11/01/46	1,720,000	2,070,826
		23,410,378
Washington - 1.1%
County of King GO,
5.00% 12/01/31	1,520,000	2,038,203
State of Washington GO,
5.00% 06/01/33 - 08/01/43	9,855,000	12,801,256
		14,839,459
Wisconsin - 0.4%
Mequon & Thiensville School District GO,
2.00% 03/01/29 (c)	1,415,000	1,497,481
State of Wisconsin GO,
5.00% 05/01/34	2,000,000	2,566,457
Wisconsin Department of Transportation Revenue
5.00% 07/01/32	1,000,000	1,323,665
		5,387,603
Total Municipal Bonds and Notes (Cost $1,241,117,650)		1,296,943,520
Short-Term Investments - 1.2%
State Street Institutional Treasury Plus Fund - Premier Class 0.03% (e)(f) (Cost $15,542,711)	15,542,711	15,542,711
Total Investments (Cost $1,256,660,361)		1,312,486,231
Other Assets and Liabilities, net - 0.2%		2,347,989
NET ASSETS - 100.0%		$1,314,834,220
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Fund had no insurance concentrations of 5% or greater as of March 31, 2021 (as a percentage of net assets).
(b)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.
(e)	Coupon amount represents effective yield.
(f)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

Abbreviations:
AGC - Assured Guaranty Corporation
BAM - Build America Mutual Assurance Company
NPFG - National Public Finance Guaranty Corporation

See accompanying notes to schedule of investments.

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:
Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities
	Municipal Bonds and Notes	$—	$1,296,943,520	$—	$1,296,943,520
	Short-Term Investments	15,542,711	—	—	15,542,711
	Total Investments in Securities	$15,542,711	$1,296,943,520	$—	$1,312,486,231

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	7,432,447	$7,432,447	$101,330,809	$93,220,545	$—	$—	15,542,711	$15,542,711	$1,309
See accompanying notes to schedule of investments.

Elfun Tax-Exempt Income Fund
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021 is disclosed in the Fund’s respective Schedule of Investments.